Basis of preparation of financial statements (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of exchange rates used to translate its foreign operations

	Closing rate			Average rate
	2023	2022	2021	2023	2022	2021
US Dollar ("US$")	4.8413	5.2177	5.5805	4.9954	5.1655	5.3956
Canadian dollar ("CAD")	3.6522	3.8550	4.3882	3.7026	3.9705	4.3042
Euro ("EUR")	5.3516	5.5694	6.3210	5.4023	5.4420	6.3784